Lines of Credit - Lines of Credit with Financial Institutions (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Line of Credit Facility, Fair Value	$ 989.5
$400 Million Line of Credit Agreement Expiring December 31, 2022
Line of Credit Facility [Line Items]
Line amount	$ 400.0	$ 400.0
Line of credit expiration date	Dec. 31, 2022	Dec. 31, 2022
$125 Million Line of Credit Agreement Expiring September 14, 2020
Line of Credit Facility [Line Items]
Line amount	$ 125.0	$ 125.0
Line of credit expiration date	Sep. 14, 2020	Sep. 14, 2020